Lease Arrangements - Summary of Finance Lease Receivable (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Presentation Of Leases For Lessee [Abstract]
Net finance lease receivable	£ 18	£ 33